UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-l5G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

             Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period                                 to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]

    X      Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001515166

CF 2020-P1 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: Not Applicable

Gary Stellato, CCRE Commercial Mortgage Securities, L.P., (212) 915-1276
Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

See Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated April 15, 2020, of Deloitte & Touche LLP, obtained by the depositor, which report sets forth the findings and conclusions, as applicable, of Deloitte & Touche LLP with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP, attached as Exhibit 99.1 to this Form ABS-15G.

Item 2.02  Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter.

Not Applicable

Exhibits.

99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated April 15, 2020, of Deloitte & Touche LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 15, 2020

CCRE Commercial Mortgage Securities, L.P.

(Depositor)

/s/ Paul Vanderslice

Name:  Paul Vanderslice
Title:    CEO

CF 2020-P1 – Form ABS-15G

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated April 15, 2020, of Deloitte & Touche LLP.